Current and Future Changes in Accounting Policies - Additional Information (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018
Disclosure of changes in accounting policies [line items]
Equity	$ 81,670	$ 80,040	$ 73,174
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of changes in accounting policies [line items]
Equity	$ (41)